SCHEDULE OF RESTRICTED SHARES (Details) - Restricted Stock Units (RSUs) [Member] - shares			6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 28, 2025	Jul. 03, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance, March 31, 2025			685,373	685,373	24,075	18,519
Issued	40,742	92,944	585,020
Cancelled				(94,074)	(5,926)
Converted				(141,186)	(101,852)
Balance, December 31, 2025				533,446	685,373	24,075
Exercisable				1,481	7,639
November, 15 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued						5,556
April, 15 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued					1,852
June Twenty Two Thousand Twenty Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued					37,037
July, 3 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued					359,817
September, 13 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued					74,074
December, 23 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued					296,296
May 26, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued				33,333
September 19, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued				30,000
October 1, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued				20,000